Related Party Transactions and Balances - Schedule of Related Party Balances (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Related Party Balances [Line Items]
Total	$ 256,320	$ 142,889
Amounts Due to Directors and Officers of the Company [Member]
Schedule of Related Party Balances [Line Items]
Total	20,390	26,501
Amounts Due to Companies Controlled by Directors and Officers [Member]
Schedule of Related Party Balances [Line Items]
Total	217,145	116,388
Amounts Due From Companies Controlled by Directors and Officers [Member]
Schedule of Related Party Balances [Line Items]
Total	$ 18,785